UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

                      Investment Company Act file number   811-22478

          Bennett Group of Funds
(Exact name of registrant as specified in charter)

5335 Wisconsin Ave NW, Suite 500
                           Washington, DC 20015
(Address of principal executive offices) (Zip code)

Dawn J. Bennett
5335 Wisconsin Ave NW, Suite 500
                                Washington, DC 20015
 (Name and address of agent for service)

Registrant's telephone number, including area code:  (866)-286-2268

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

BENNETT GROUP OF FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group of Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Bennett Group of Funds filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group of Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Consolidated Schedules of Investments for the underlying Master Funds’ holdings which reflect the investments by category.

Affiliated Investment Company(1)
Bennett New Economic Era Global Conservative Fund (Formerly Bennett Conservative Fund)	100.0%
Bennett New Economic Era Global Growth Fund (Formerly Bennett Growth Fund)	100.0%
(1) See Note A in Notes to Financial Statements.

BENNETT GROUP OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
(Unaudited)

A. Organization:

The Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund (each, a “Fund” and collectively, the “Funds”) each are a series of the Bennett Group of Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010. The Trust’s Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Fund’s portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

Each Fund is a feeder fund that pursues its investment objective by investing substantially all of its assets in a corresponding master fund under a “master-feeder” structure. The master funds in which the Funds invest are, correspondingly, the Bennett New Economic Era Global Conservative Series (formerly Bennett Conservative Series) and Bennett New Economic Era Global Growth Series (formerly Bennett Growth Series) (the “Master Series”), each of which is a series of the Bennett Group Master Funds. The Master Series are fund of funds that invests their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Master Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Master Series’ overall risk and volatility may be reduced. At July 31, 2012, the percentage of each Fund’s ownership in its respective Series was as follows:

Funds	Master Series	Percentage of Ownership at 07/31/12*
Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Conservative Series	99.9%
Bennett New Economic Era Global Growth Fund	Bennett New Economic Era Global Growth Series	99.9%

* The remaining percentage reflects Bennett Group Financial Services, LLC ownership in the respective Master Series.

The consolidated schedules of investments of the Master Series are included elsewhere in this report and should be read in conjunction with the schedules of investments of the Funds.

B. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates and those differences could be material.

Security Valuation: The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Each Fund’s investment reflects its proportionate interest in the net assets of its respective Master Series. The valuations are classified as Level 1 in the hierarchy.

In calculating the net asset value (“NAV”), each Master Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Master Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Master Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Master Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Master Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Master Series, the Master Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Master Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Master Series prices its shares, the value the Master Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Master Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the period ended July 31, 2012.

C. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

D. Subsequent Event Evaluations:

Effective August 28, 2012, the names of the Bennett Conservative Fund and Bennett Growth Fund changed to the Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund, respectively.

Management has evaluated the impact of all subsequent events on the Funds and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

BENNETT GROUP MASTER FUNDS
CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group Master Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Bennett Group Master Funds filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group Master Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Bennett New Economic Era Global Conservative Series (Formerly Bennett Conservative Series)		Bennett New Economic Era Global Growth Series (Formerly Bennett Growth Series)
Asset Allocation Fund	2.5%	Asset Allocation Fund	1.8%
Commodity Funds	65.6%	Commodity Funds	52.3%
Debt Funds	4.2%	Debt Funds	12.8%
Equity Funds	27.7%	Equity Funds	33.1%
	100.0%		100.0%

BENNETT NEW ECONOMIC ERA GLOBAL CONSERVATIVE SERIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2012
(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 95.8%
Asset Allocation Fund — 2.7%
CurrencyShares Swiss Franc Trust*	17	$ 1,716
Total Asset Allocation Fund		1,716
Commodity Funds — 68.5%
ETFS Gold Trust*	50	7,980
ETFS Physical Palladium Shares*	23	1,333
ETFS Physical Silver Shares*	525	14,553
ETFS Platinum Trust*	1	139
PowerShares DB Base Metal Fund*	46	822
ProShares Ultra Gold*	241	19,483
Total Commodity Funds		44,310
Debt Funds — 4.3%
Direxion Daily 20 Year Plus Treasury Bear 3X Shares	19	923
Proshares Short 20+ Year Treasury	34	956
Proshares Ultrashort 20+ Year Treasury	64	934
Total Debt Funds		2,813
Equity Funds — 20.3%
Global X FTSE Colombia 20 ETF	53	1,095
iShares MSCI Australia Index Fund	125	2,898
iShares MSCI Brazil Index Fund	21	1,101
iShares MSCI Hong Kong Index Fund	55	922
iShares MSCI Malaysia Index Fund	60	865
iShares MSCI Singapore Index Fund	70	920
iShares MSCI South Africa Index Fund	14	903
iShares MSCI South Korea Index Fund	14	778
iShares MSCI Thailand Index Fund	10	691
iShares MSCI Turkey Index Fund	19	1,025
Market Vectors Egypt Index ETF	14	174
Market Vectors Vietnam ETF	50	883
PowerShares India Portfolio	54	894
Total Equity Funds		13,149
TOTAL EXCHANGE-TRADED FUNDS
(Cost $64,797)		61,988
CLOSED-END INVESTMENT COMPANY — 5.2%
Equity Funds — 5.2%
Aberdeen Indonesia Fund, Inc. (The)	255	3,361
TOTAL CLOSED-END INVESTMENT COMPANY
(Cost $3,367)		3,361
OPEN-END FUND — 3.3%
Equity Funds — 3.3%
Dreyfus Greater China Fund	74	2,163
TOTAL OPEN-END FUND
(Cost $2,500)		2,163

BENNETT NEW ECONOMIC ERA GLOBAL CONSERVATIVE SERIES
CONTINUED

	Shares	Value
SHORT-TERM INVESTMENTS — 15.0%
Money Market Funds — 15.0%
Dreyfus Treasury Prime Cash Management	9,691	$ 9,691
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,691)		9,691
TOTAL INVESTMENTS — 119.3%
(Cost $80,355)		77,203
Liabilities in Excess of Other Assets - (19.3)%		(12,505)
NET ASSETS - 100.0%		$ 64,698

* Non-Income Producing
ETF — Exchange-Traded Fund

Summary of inputs used to value the Series’ investments as of July 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,716	$—	$—	$1,716
Commodity Funds	44,310	—	—	44,310
Debt Funds	2,813	—	—	2,813
Equity Funds	13,149	—	—	13,149
Closed-End Investment Company
Equity Funds	3,361	—	—	3,361
Open-End Fund
Equity Funds	2,163	—	—	2,163
Short-Term Investments
Money Market Funds	9,691	—	—	9,691
TOTAL	$77,203	$—	$—	$77,203

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT NEW ECONOMIC ERA GLOBAL GROWTH SERIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2012
(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 98.1%
Asset Allocation Fund — 1.9%
CurrencyShares Swiss Franc Trust*	14	$ 1,413
Total Asset Allocation Fund		1,413
Commodity Funds — 55.2%
ETFS Gold Trust*	62	9,895
ETFS Physical Palladium Shares*	35	2,029
ETFS Physical Silver Shares*	617	17,103
ETFS Platinum Trust*	1	139
PowerShares DB Base Metal Fund*	46	822
ProShares Ultra Gold*	131	10,590
Total Commodity Funds		40,578
Debt Funds — 13.5%
Direxion Daily 20 Year Plus Treasury Bear 3X Shares	67	3,254
Proshares Short 20+ Year Treasury	120	3,376
Proshares Ultrashort 20+ Year Treasury	224	3,270
Total Debt Funds		9,900
Equity Funds — 27.5%
Global X FTSE Colombia 20 ETF	57	1,177
iShares MSCI Australia Index Fund	108	2,503
iShares MSCI Brazil Index Fund	54	2,832
iShares MSCI Hong Kong Index Fund	69	1,157
iShares MSCI Malaysia Index Fund	117	1,686
iShares MSCI Singapore Index Fund	134	1,761
iShares MSCI South Africa Index Fund	18	1,160
iShares MSCI South Korea Index Fund	36	2,001
iShares MSCI Thailand Index Fund	24	1,657
iShares MSCI Turkey Index Fund	32	1,727
Market Vectors Egypt Index ETF	28	349
Market Vectors Vietnam ETF	63	1,112
PowerShares India Portfolio	67	1,110
Total Equity Funds		20,232
TOTAL EXCHANGE-TRADED FUNDS
(Cost $76,240)		72,123
CLOSED-END INVESTMENT COMPANY — 5.9%
Equity Funds — 5.9%
Aberdeen Indonesia Fund, Inc. (The)	329	4,336
TOTAL CLOSED-END INVESTMENT COMPANY
(Cost $4,329)		4,336
OPEN-END FUND — 1.5%
Equity Funds — 1.5%
Dreyfus Greater China Fund	37	1,082
TOTAL OPEN-END FUND
(Cost $1,250)		1,082

BENNETT NEW ECONOMIC ERA GLOBAL GROWTH SERIES
CONTINUED

	Shares	Value
SHORT-TERM INVESTMENTS — 8.3%
Money Market Funds — 8.3%
Dreyfus Treasury Prime Cash Management	6,077	$ 6,077
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,077)		6,077
TOTAL INVESTMENTS — 113.8%
(Cost $87,896)		83,618
Liabilities in Excess of Other Assets - (13.8)%		(10,130)
NET ASSETS - 100.0%		$ 73,488

* Non-Income Producing
ETF — Exchange-Traded Fund

Summary of inputs used to value the Series’ investments as of July 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,413	$ —	$ —	$1,413
Commodity Funds	40,578	—	—	40,578
Debt Funds	9,900	—	—	9,900
Equity Funds	20,232	—	—	20,232
Closed-End Investment Company
Equity Funds	4,336	—	—	4,336
Open-End Fund
Equity Funds	1,082	—	—	1,082
Short-Term Investments
Money Market Funds	6,077	—	—	6,077
TOTAL	$83,618	$ —	$ —	$83,618

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT GROUP MASTER FUNDS
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
(Unaudited)

A. Organization:

The Bennett New Economic Era Global Conservative Series and Bennett New Economic Era Global Growth Series (the “Series”) each are a series of the Bennett Group Master Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Series’ portfolio of assets is “non-diversified” as defined by the 1940 Act.

The Series are separate mutual funds, and each share of each Series represents an equal proportionate interest in the Series. The Series are funds of funds that invest their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds represent a wide variety of asset classes and may invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Series’ overall risk and volatility may be reduced.

The Bennett New Economic Era Global Conservative Series and Bennett New Economic Era Global Growth Series each wholly owns and controls a company organized under the laws of the Cayman Islands:  the Bennett Conservative Cayman Series and Bennett Growth Cayman Series, (each, a “Subsidiary,” or collectively, the “Subsidiaries”), respectively. The Subsidiaries are not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

The Subsidiaries commenced operations on June 1, 2011. The Series commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly owned subsidiary. Each Series will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in a Subsidiary. Each Subsidiary participates in the same investment goal as the Series. Each Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. Each Subsidiary (unlike the Series) may invest without limitation in these instruments. However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Series. The portion of the Series’ or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of each Series’ investment through a Subsidiary, the Series will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in a Subsidiary, the Series is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Series and are subject to the same risks that apply to similar investments if held directly by the Series.

The following table shows the amount of the Series’ investment in its corresponding Subsidiary:

Series	Subsidiaries	Subsidiary Total Net Assets Held at 07/31/12	Percentage of Series’ Total Net Assets at 07/31/12
Bennett New Economic Era Global Conservative Series	Bennett Conservative Cayman Series	$6,114	9.5%
Bennett New Economic Era Global Growth Series	Bennett Growth Cayman Series	$6,110	8.3%

The accompanying consolidated Schedules of Investments include all holdings of each Series and its wholly owned Subsidiary.

C. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Security Valuation: In calculating net asset value (“NAV”), each Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market close, the Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

•	Level 1 – quoted prices in active markets for identical securities, which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, which are valued at their closing net asset value each business day.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

•	Level 3 – prices determined using significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments), which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the period ended July 31, 2012.

For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. The Funds did not have any securities fair valued using significant unobservable inputs at July 31, 2012.

Exchange-Traded Funds:  The Series invest in exchange-traded funds (“ETFs”). ETFs are exchange-traded interests in an investment fund that may hold a variety of assets, such as stocks, bonds or commodities. Most ETF portfolios are designed to replicate or track the composition and/or performance of a particular benchmark or index. The performance of an ETF will not necessarily track the performance of the underlying assets exactly due to transaction and other expenses, including fees payable to service providers, which are borne by the investment fund. Examples of such products include S&P Depositary Receipts (“SPDRs”), including SPDR Gold Shares, World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”), and Optimized Portfolios As Listed Securities (“OPALS”). Investments in ETFs involve the same risks associated with a direct investment in the underlying assets. There can be no assurance that the trading price of ETFs will equal the underlying value of the basket of assets held by the investment fund. ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Investments in ETFs may constitute investments in other investment companies and, therefore, the Funds, the Series and Underlying Funds may be subject to the same investment restrictions with respect to ETFs as with other investment companies.

D. Federal Income Taxes:

At July 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bennett New Economic Era Global Conservative Series	$84,237	$—	$(7,034)	$(7,034)
Bennett New Economic Era Global Growth Series	$93,037	$—	$(9,419)	$(9,419)

E. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of the duties to the Series.

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series and/or its affiliates that have not yet occurred. However, based on experience, the Series expect the risk of loss to be remote.

F. Subsequent Event Evaluations:

Effective August 28, 2012, the names of the Bennett Conservative Series and Bennett Growth Series changed to the Bennett New Economic Era Global Conservative Series and Bennett New Economic Era Global Growth Series, respectively.

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

Investment Adviser
Bennett Group Financial Services, LLC
5335 Wisconsin Avenue NW, Suite 500
Washington, D.C. 20015

Administrator, Fund Accountant & Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101M
www.foreside.com

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Ernst & Young LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103

IMPORTANT INFORMATION

An investment in the Bennett Group of Funds is subject to risk, including the possible loss of principal. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Small-sized and mid-sized company investments typically involve greater risk than investing in larger, more established companies. Industry concentration risk is that any negative development affecting the industry has a greater impact than for a fund that is not over weighted in that industry. The Funds may invest in exchange-traded funds (ETFs) which are subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (NAV). Investing in the subsidiary indirectly exposes the Funds to commodity-related investment risk. The Funds are subject to these and other risks, which are discussed in greater detail in the Funds’ prospectus.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Bennett Group of Funds

By (Signature and Title)*                   /s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date: 10/1/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date: 10/1/12

By (Signature and Title)*                    /s/ Tim Augustin
Tim Augustin, Treasurer and Secretary
(principal financial officer)

Date: 10/1/12

* Print the name and title of each signing officer under his or her signature.